Income Taxes - Unrecognized Deferred Tax Assets (Detail) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 528,540	$ 274,641
Property, plant and equipment [member]
Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	104,795	8,823
Decommissioning and restoration liability [member]
Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	71,923	58,273
Capital losses [member]
Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	426	2,923
Non-capital losses, expiring 2034 to 2040 [member]
Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	351,218	198,701
Share issuance cost [member]
Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	178	150
Secured notes payable [member]
Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 0	$ 5,771